Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Non-current Assets [Abstract]
Disclosure of information for cash-generating units [text block]
	As of December 31,
in 000€	2018	2017*	2016
CGU: MAT NV SAM BE	3,241	3,241	3,241
CGU: e-Prototypy	794	818	775
CGU: ACTech	8,812	8,812	−
CGU: OrthoView	4,467	4,504	4,667
CGU: MAT NV Manufacturing (Metal)	177	177	177
Total	17,491	17,552	8,860

Disclosure of reconciliation of changes in goodwill [text block]
in 000€	Gross	Impair-ment	Total
At January 1, 2016	9,768	(104)	9,664
Currency translation	(804)	−	(804)
At December 31, 2016	8,964	(104)	8,860
Additions	8,812	−	8,812
Currency translation	(120)	−	(120)
At December 31, 2017	17,656	(104)	17,552
Currency translation	(61)	−	(61)
At December 31, 2018	17,595	(104)	17,491